Earnings (Loss) Per Share	6 Months Ended
Feb. 28, 2019
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share

11. EARNINGS (LOSS) PER SHARE

Earnings (loss) per share calculations are as follows:

	Three months ended February 28,		Six months ended February 28,
		2018		2018
	2019	(restated, note 2)	2019	(restated, note 2)
Numerator for basic and diluted earnings (loss) per share ($)
Net income (loss) from continuing operations	155	(175)	341	(58)
Deduct: dividends on Preferred Shares	(2)	(2)	(4)	(4)
Net income (loss) attributable to common shareholders from continuing operations	153	(177)	337	(62)
Loss from discontinued operations	-	-	-	(6)
Loss from discontinued operations attributable to common shareholders	-	-	-	(6)
Net income (loss) attributable to common shareholders	153	(177)	337	(68)
Denominator (millions of shares)
Weighted average number of Class A Shares and Class B Non-VotingShares for basic earnings per share	510	500	509	499
Effect of dilutive securities (1)	-	1	-	1
Weighted average number of Class A Shares and Class B Non-VotingShares for diluted earnings per share	510	501	509	500
Basic earnings (loss) per share ($)
Continuing operations	0.30	(0.35)	0.66	(0.12)
Discontinued operations	-	-	-	(0.01)
Attributable to common shareholders	0.30	(0.35)	0.66	(0.13)
Diluted earnings (loss) per share ($)
Continuing operations	0.30	(0.35)	0.66	(0.12)
Discontinued operations	-	-	-	(0.01)
Attributable to common shareholders	0.30	(0.35)	0.66	(0.13)
(1)	The earnings per share calculation does not take into consideration the potential dilutive effect of certain stock options since their impact is anti-dilutive. For the three and six months ended February 28, 2019, 6,232,339 (2018 – 3,771,466) and 6,592,503 (2018 – 2,696,312) options were excluded from the diluted earnings per share calculation, respectively.